Earnings Per Share (Details) - Schedule of basic and diluted earnings per share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Basic And Diluted Earnings Per Share Abstract
Profit for the period (USD ’000)	$ 41,267	$ 18,426
Less: profit attributable to the earnout shares (USD ’000)	2,522	1,135
Less: profit attributable to the restricted share awards (USD ’000)	566	168
Net profit available to common shareholders (USD ’000)	$ 38,179	$ 17,123
Weighted average number of shares – basic and diluted (in Shares)	45,616,188	45,470,835
Basic and diluted earnings per share (USD) (in Dollars per share)	$ 0.84	$ 0.38